Commitments and Contingencies - Narrative (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Gross equipment	$ 99,471		$ 98,452	$ 87,030
Accumulated amortization	65,328		62,601	51,864
Current capital lease liability	1,040		1,000	600
Non-current capital lease liability	1,064		1,300	600
Depreciation of capital lease assets	300	$ 300	900	500	$ 100
Rent expense on operating leases	6,300	7,300	26,800	30,200	33,100
Sublease rental for operating leases	700	$ 700	2,700	2,800	$ 2,400
Assets Held under Capital Leases
Capital Leased Assets [Line Items]
Gross equipment	3,800		3,700	1,700
Accumulated amortization	$ 1,600		$ 1,300	$ 500